Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Changes in Share Capital
The Company has authorized share capital of an unlimited number of common shares. The changes in share capital are as follows:

	Number of shares	Amount
Balance, January 1, 2020	90,438,009	$170,622,599
Shares issued for RSUs(i)	543,359	1,804,260
Shares issued for exercise of options	33,333	69,176
Shares issued for equity raises, net of issuance cost(ii)	5,750,456	4,731,093
Shares issued for exercise of warrants	480,066	1,004,162
Balance, December 31, 2020	97,245,223	$178,231,290
Shares issued for services(iii)	380,000	398,317
Shares issued for RSUs and DSUs(iv)	359,813	1,038,554
Shares issued for exercise of options	170,639	1,206,682
Shares issued for equity raises, net of issuance cost ($4,003,448)	58,682,500	314,756,418
Shares issued on exercise of warrant liability	4,089,999	109,287,493
Shares issued for exercise of warrants	8,661,887	31,678,716
Balance, December 31, 2021	169,590,061	$636,597,470

(i)
During the year ended December 31, 2020, the Company issued 543,359 shares related to exercise of restricted share units (”RSU”) and reallocated $1,804,260, the relative fair value of RSU’s net of employment withholdings, from contributed surplus to share capital.

(ii)
On June 25, 2020, the Company completed a public offering (the “Offering”), and, with the underwriters exercising their over-allotment option, issued 5,750,456 units (“Unit”) for gross proceeds of $8,338,161. Each unit comprises of one common share (each a “Common Share”) and one Common Share purchase warrant of the Company (each a “Warrant”). Each Warrant entitles the holder thereof to acquire one additional common share of the Company at an exercise price of $1.80 per share at any time for a period of 18 months. The Warrants were valued at $2,635,544 under the relative fair value approach using the Black-Scholes Option Pricing model based on the following assumptions: expected life of 1.5 years, risk-free rate of 0.30%, volatility of 128% and dividend yield of 0%. The Company paid commissions and fees totaling $843,541 and issued 345,027 broker warrants with an exercise price of $1.45 per share and a fair value of $127,986. The broker warrants are determined using the Black-Scholes Option Pricing model based on the following assumptions: expected life of 2 years, interest rate of 0.30%, volatility of 118% and dividend yield of 0%.

(iii)	Shares issued as payment of invoices to key service providers.
(iv)	Shares issued upon vesting of RSUs and DSUs, net of employment tax withholdings.

Issuance of Equity Securities
For the year ended December 31, 2021, the Company has completed the following issuance of equity securities:

	Private Placement	Public Bought Deal	Public Offering
Closing date	January 13, 2021	June 15, 2021	September 17, 2021
Gross proceeds	$ 77.5 million	$ 115.0 million	$ 220.2 million US$172.5 million

Common shares issued	15,500,000	23,000,000	20,182,500
Fair value of the shares issued	$6.34	$4.93	$10.27 US$8.55

Broker warrants issued	930,000	144,000	70,200
Fair value of broker warrants issued	$4.22	$3.12	$8.30 US$6.51
Broker warrants strike price	$6.25	$6.25	$10.69
Broker warrants term	24 months	24 months	60 months

Warrant valuation assumptions
Valuation model	Black-Scholes	Black-Scholes	Black-Scholes
Expected life	2 years	2 years	5 years
Risk-free rate	0.16%	0.16%	1.13%
Volatility	136%	136%	120%
Dividend yield	0%	0%	0%

Commissions and fees incurred	$5,336,748	$7,335,588	$12,422,226
Commissions and fees unpaid – as at December 31, 2021	$nil	$nil	$nil

Changes in Warrants
The changes in warrants are as follows:

	Number of warrants	Weighted average exercise price
Balance, January 1, 2020	2,882,222	$4.61
Issued	6,095,483	1.78
Exercised	(480,066)	1.67
Expired	(660,000)	5.00
Balance, December 31, 2020	7,837,639	$2.56
Issued(i)	1,144,200	6.69
Expired(ii)	(147,418)	1.80
Exercised(iii)	(8,662,887)	3.05
Balance, December 31, 2021	171,554	$6.14

(i)	The warrants issued comprise of 1,144,200 broker warrants related to the three equity issuances completed during the year ended December 31, 2021.
(ii)	The warrants expired comprised of 147,418 warrants with an exercise price of $1.80.
(iii)
The warrants exercised comprise of 5,305,838 warrants with an exercise price of $1.80, 2,222,222 warrants with an exercise price of $4.50, 930,000 warrants with an exercise price of $6.25, 144,094 warrants with an exercise price of $1.45, and 60,723 warrants with an exercise price of $13.36.

Issued and Outstanding Warrants

The warrants issued and outstanding as of December 31, 2021 are as follows:

	Strike price	Number	Weighted average remaining contractual life (month)	Expiry date
Public offering warrants	$13.36	9,477	23.00	9/17/2023
Bought deal warrants	$6.25	19,440	18.00	6/15/2023
Private placement warrants	$6.25	124,570	13.00	1/13/2023
Broker warrants	$1.45	18,067	6.00	6/25/2022
		171,554	13.38

The warrants issued and outstanding as of December 31, 2020 are as follows:

Strike price	Number	Weighted average remaining contractual life (month)	Expiry date
$4.50	2,222,222	33.00	9/10/2023
$1.80	5,453,526	12.00	12/25/2021
$1.45	162,161	18.00	6/25/2022
$2.56	7,837,639	18.00

Stock Options Activity
Stock option activity is as follows:

	Number of options	Weighted average exercise price
Balance, January 1, 2020	910,000	$4.34
Forfeiture	(115,000)	5.00
Exercised	(33,333)	1.14
Balance, December 31, 2020	761,667	4.38
Granted	60,000	6.57
Forfeiture	(104,361)	1.96
Exercised	(170,639)	4.23
Options outstanding, December 31, 2021	546,667	$5.13
Options exercisable, December 31, 2021	480,000	$5.00

Stock Options Outstanding
As of December 31, 2021, the Company had the following stock options outstanding:

Exercise price – outstanding	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life (months)

$1.80	6,667	—	$1.80	34
5.00	480,000	480,000	5.00	15
6.57	60,000	—	6.57	112
	546,667	480,000	$5.00	26

As of December 31, 2020, the Company had the following stock options outstanding:

Exercise price – outstanding	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life (months)

$1.14	66,667	—	$1.14	48
1.80	10,000	3,333	1.80	46
3.00	90,000	60,000	3.00	33
5.00	595,000	476,668	5.00	27
	761,667	540,001	$5.00	30